Goodwill and Intangibles - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 65,844,000	$ 65,844,000
Amortization of intangible assets	$ 35,164,000	$ 42,041,000
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Depreciation and amortization	Depreciation and amortization
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible asset write-off	$ 0	$ 125,000